Reinsurance - Effects of Coinsurance Agreement (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Insurance [Abstract]
Contractual ceding commission	$ 1,202
Cost of reinsurance write-off	(2,520)
DAC and DSI write-off	(764)
Total pretax loss on Athene Reinsurance Transaction	(2,082)
Reinsurance assets written off	30,100
Reinsurance ceded reserves	$ 27,600